REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 21 — REGULATORY MATTERS

Capital guidelines adopted by Federal and State regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank's current year's net profits, combined with the retained net profits of the preceding two years. It is not our intent to have dividends paid in amounts which would reduce the capital of our Bank to levels below those which we consider prudent and in accordance with guidelines of regulatory authorities.

In December 2009, the Board of Directors of Independent Bank Corporation adopted resolutions (as subsequently amended) that impose the following restrictions:

•
We will not pay dividends on our outstanding common stock or the outstanding preferred stock held by the UST and we will not pay distributions on our outstanding trust preferred securities without, in each case, the prior written approval of the Federal Reserve Board ("FRB") and the Michigan Office of Financial and Insurance Regulation ("OFIR");

•	We will not incur or guarantee any additional indebtedness without the prior approval of the FRB;
•	We will not repurchase or redeem any of our common stock without the prior approval of the FRB; and
•	We will not rescind or materially modify any of these limitations without notice to the FRB and the OFIR.

In December 2009, the Board of Directors of Independent Bank adopted resolutions (as subsequently amended) designed to enhance certain aspects of the Bank's performance and, most importantly, to improve the Bank's capital position. These resolutions require the following:

•	The adoption by the Bank of a capital restoration plan designed to help the Bank achieve the minimum capital ratios established by the Bank's Board of Directors as described below;
•
The enhancement of the Bank's documentation of the rationale for discounts applied to collateral valuations on impaired loans and improved support for the identification, tracking, and reporting of loans classified as TDR's;

•	The adoption of certain changes and enhancements to our liquidity monitoring and contingency planning and our interest rate risk management practices;
•	Additional reporting to the Bank's Board of Directors regarding initiatives and plans pursued by management to improve the Bank's risk management practices;
•	Prior approval of the FRB and the OFIR for any dividends or distributions to be paid by the Bank to Independent Bank Corporation; and
•	Notice to the FRB and the OFIR of any rescission of or material modification to any of these resolutions.

The substance of all of the resolutions described above was developed in conjunction with discussions held with the FRB and the OFIR. Based on those discussions, we acted proactively to adopt the resolutions described above to address those areas of the Bank's financial condition and operations that we believed most required our focus at that time.

On October 25, 2011, the respective Boards of Directors of the Company and the Bank entered into a Memorandum of Understanding ("MOU") with the FRB and OFIR. The MOU largely duplicates certain of the provisions in the Board resolutions described above, but also has the following specific requirements:

•	Submission of a joint revised capital plan (the "Capital Plan") by November 30, 2011 to maintain sufficient capital at the Company on a consolidated basis and at the Bank on a stand-alone basis;
•
Submission of quarterly progress reports regarding disposition plans for any assets in excess of $1.0 million that are in ORE, are 90 days or more past due, are on our "watch list", or were adversely classified in our most recent examination;

•	Enhanced reporting and monitoring at Mepco regarding risk management and the internal classification of assets; and
•	Enhanced interest rate risk modeling practices.

We believe that we have met, and continue to satisfy, all of the requirements of the MOU.

We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total and Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2012 and 2011 categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent FDIC categorization.

Our actual capital amounts and ratios at December 31, follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

2012
Total capital to risk-weighted assets
Consolidated	$204,663	14.71%	$111,268	8.00%	NA	NA
Independent Bank	207,553	14.95	111,063	8.00	$138,829	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$185,948	13.37%	$55,634	4.00%	NA	NA
Independent Bank	189,777	13.67	55,531	4.00	$83,297	6.00%

Tier 1 capital to average assets
Consolidated	$185,948	8.08%	$92,026	4.00%	NA	NA
Independent Bank	189,777	8.26	91,919	4.00	$114,899	5.00%

2011
Total capital to risk-weighted assets
Consolidated	$174,547	11.31%	$123,470	8.00%	NA	NA
Independent Bank	175,868	11.41	123,254	8.00	$154,068	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$144,265	9.35%	$61,735	4.00%	NA	NA
Independent Bank	156,104	10.13	61,627	4.00	$92,441	6.00%

Tier 1 capital to average assets
Consolidated	$144,265	6.25%	$92,338	4.00%	NA	NA
Independent Bank	156,104	6.77	92,268	4.00	$115,335	5.00%

______________
NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2012	2011	2012	2011
	(In thousands)
Total shareholders' equity	$134,975	$102,627	$186,384	$152,987
Add (deduct)
Qualifying trust preferred securities	47,678	38,183	-	-
Accumulated other comprehensive loss	8,058	11,921	8,156	11,583
Intangible assets	(3,975)	(7,609)	(3,975)	(7,609)
Disallowed capitalized mortgage loan servicing rights	(788)	(857)	(788)	(857)
Tier 1 capital	185,948	144,265	189,777	156,104
Qualifying trust preferred securities	990	10,485	-	-
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,725	19,797	17,776	19,764
Total risk-based capital	$204,663	$174,547	$207,553	$175,868

In November, 2011, our Board adopted the Capital Plan and submitted such Capital Plan to the FRB and the OFIR. The Capital Plan was updated in February, 2012. The FRB and OFIR have accepted such Capital Plan and as of December 31, 2012 we have met the requirements of the Capital Plan.

The primary objective of our Capital Plan is to achieve and thereafter maintain the minimum capital ratios required by the Board resolutions adopted in December 2009 (as subsequently amended). The minimum capital ratios established by our Board are higher than the ratios required in order to be considered "well-capitalized" under federal standards. The Board imposed these higher ratios in order to ensure that we have sufficient capital to withstand potential continuing losses based on our prevailing elevated level of non-performing assets and given certain other risks and uncertainties we face. As of December 31, 2012, our Bank continued to meet the requirements to be considered "well-capitalized" under federal regulatory standards and met both of the minimum capital ratio goals established by our Board.

Set forth below are the actual capital ratios of our Bank as of December 31, 2012, the minimum capital ratios imposed by the Board resolutions, and the minimum ratios necessary to be considered "well-capitalized" under federal regulatory standards:

	Independent Bank Actual as of December 31, 2012	Minimum Ratios Established by our Board	Minimum Ratio Required to be Well-Capitalized
Total Capital to Risk-Weighted Assets	14.95%	11.00%	10.00%
Tier 1 Capital to Average Total Assets	8.26	8.00	5.00

The Capital Plan included projections that reflected forecasted financial data through 2014. At the present time, based on these forecasts and our expectations, we believe that our Bank can remain above the minimum capital ratios established by our Board. These forecasts are susceptible to significant variations, particularly if the Michigan economy were to deteriorate and credit costs were to be higher than anticipated or if we incur any significant future losses at Mepco related to the collection of vehicle service contract counterparty receivables (see Note #11). Because of such uncertainties, it is possible that our Bank may not be able to remain above the minimum capital ratios established by our Board.